Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2021 ₦ / $ item	Dec. 31, 2020 ₦ / $	Dec. 31, 2019 ₦ / $
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate	435.00	410.25	364.7
Average foreign exchange rate	415.6	394.3
Typical number of performance obligations in non-lease revenue contracts	2
Lease additional periods	10 years
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate	394.13	363.2	360.4
Bottom of range | Leasing contracts in which reporting entity is lessor
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	5 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate	435.00	410.25	364.7
Top of range | Leasing contracts in which reporting entity is lessor
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	10 years
Base station equipment (including civil costs and overheads) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	10 years
Base station equipment (including civil costs and overheads) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	20 years
Base station equipment (other equipment)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	15 years
Base station equipment (rectifier and solar power)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	10 years
Base station equipment (alarm and battery) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	3 years
Base station equipment (alarm and battery) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	5 years
Base station equipment (generator) | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	1 year
Base station equipment (generator) | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	3 years
Fixed line network equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	25 years
Outdoor cabinet
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	10 years
Office complex
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	40 years
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	3 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives	4 years